Investment in Cauchari-Olaroz Project - Additional Information (Details) $ in Thousands		3 Months Ended		12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2023 USD ($) Tonnes	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership interest in joint operation	44.80%
Prepayments	$ 6,673	$ 6,673		$ 6,673	$ 0
Loans to Exar Capital	$ 320,869	320,869		320,869	223,122
Share of other capital loss				4,480
Contribution To Investment Accounted For Using Equity Method				1,863
Unrecognized income to the investment				$ 58,035
Gain loss on extinguishment of loans receivable			$ 113,105
Offtake Agreement [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Percentage of share production basis				49.00%
Lithium carbonate offtake | Tonnes				19,600
Uncommitted lithium carbonate | Tonnes				3,800
Bottom of Range | Shareholder Agreement [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Percentage of share in project production basis	49.00%
Percentage of share in construction costs pro rata basis	49.00%
Top of Range | Shareholder Agreement [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Percentage of share in project production basis	51.00%
Percentage of share in construction costs pro rata basis	51.00%
After 2020 Cauchari Transaction | Loan Secured By Letter Of Credit [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Accumulated loans amount	$ 350,000	350,000		$ 350,000
Third Party Loans
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Loan due in 2024	314,000	314,000		314,000
Loan due in 2025	36,000	36,000		36,000
Loans settled subsequent to year end	34,000	34,000		34,000
Ganfeng
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Prepayments	2,322	$ 2,322		2,322
Lithium carbonate sold				$ 15,803
Percentage of product shipped		51.00%
Ganfeng | Offtake Agreement [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Percentage of share production basis				80.00%
Lithium carbonate offtake | Tonnes				12,250
Production capacity | Tonnes				9,800
Ganfeng | After 2020 Cauchari Transaction | Loan Secured By Letter Of Credit [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Accumulated loans amount	80,000	$ 80,000		$ 80,000
Secured Line of Credit				33,000
Guarantee given for the loans	34,300	34,300		34,300
Ganfeng | After 2020 Cauchari Transaction | Loan Secured By Guarantee [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Secured Line of Credit				30,000
Lithium Argentina and Ganfeng
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Loan due in 2025	83,930	83,930		83,930
Loan due in 2026 and 2027	155,699	155,699		155,699
Loan due in 2028 and 2030	536,016	536,016		$ 536,016
Bangchak | Offtake Agreement [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Lithium carbonate offtake | Tonnes				6,000
Minera Exar S.A.
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Prepayments	$ 6,673	$ 6,673		$ 6,673
Percentage of Fact and Basis for Preparation of Financial Statements When not Going Concern basis	100.00%	100.00%		100.00%
Lithium carbonate purchased				$ 15,803
Percentage of product shipped		49.00%
Annual royalty due				$ 200
Royalty expiration description				Annual royalty of $200 due in May of every year and expiring in 2041.
Annual fees due in 2023				$ 174
Annual fees due in between 2024 and 2061				503
Commitments related to construction contracts	$ 1,457	$ 1,457		1,457
Minera Exar S.A. | After 2020 Cauchari Transaction | Loan Secured By Letter Of Credit [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Loan received from a third party to fund construction	270,000	270,000		270,000
Accumulated loans amount	$ 21,000	$ 21,000		$ 21,000
Minera Exar S.A. | JEMSE Arrangement | Equity Accounting Investments
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership interest in joint operation	8.50%
Minera Exar S.A. | Ganfeng
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Percentage of share in future sale				80.00%
Percentage of share in future production				49.00%
Minera Exar S.A. | Ganfeng | Equity Accounting Investments
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership interest in joint operation	46.70%
Exar Capital B.V.
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Percentage of Fact and Basis for Preparation of Financial Statements When not Going Concern basis	100.00%	100.00%		100.00%
Share Of Gains Losses On Extinguishment Of Loans Receivable			$ 50,671
Exar Capital B.V. | 2020 Cauchari Transaction
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Loans to Exar Capital	$ 64,680	$ 64,680		$ 64,680
Borrowings, maturity				7 years
Non-interest bearing loan				$ 67,320
Exar Capital B.V. | After 2020 Cauchari Transaction | Loan Secured By Letter Of Credit [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Loan received from a third party to fund construction	25,000	25,000		25,000
Accumulated loans amount	131,233	131,233		131,233
Loan settled	34,000	34,000		34,000
Cash Held	83,000	83,000		$ 83,000
Exar Capital B.V. | Ganfeng | Transactions Before 2020 | Floating interest rate [member] | Secured Overnight Financing Rate [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Loan Receivable Variable Interest Rate Spread				10.305%
Cauchari-Olaroz
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Loans to Exar Capital	$ 59,581	$ 59,581		$ 59,581	41,507	$ 156,281
Contribution To Investment Accounted For Using Equity Method				$ 1,863	$ 3,138
Cauchari-Olaroz | Exar Capital B.V.
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership interest in joint operation				49.00%
Cauchari-Olaroz | Exar Capital B.V. | Ganfeng
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership interest in joint operation				51.00%